Investments Held in Trust Account	12 Months Ended
Dec. 31, 2023
Investments Held in Trust Account [Abstract]
Investments Held in Trust Account

Note 3 — Investments Held in Trust Account

As of December 31, 2023 and December 31, 2022, assets held in the Trust Account were comprised of $54,075,630 and $100,525,498, respectively, in money market funds which are invested in short term U.S. Treasury Securities. Interest income for the year ended December 31, 2023 and the period from January 19, 2022 (inception) through December 31, 2022 amounted to $3,664,204 and $1,309,248, respectively.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2023
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$54,075,630
Description	Level	December 31, 2022
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$100,525,498